Convertible Preferred Shares Warrants - Narrative (Details) $ / shares in Units, $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 31, 2019 $ / shares shares	Sep. 30, 2021 USD ($) shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2020 year	Dec. 31, 2020
Temporary Equity [Line Items]
Payments of convertible securities | $		$ 6.5
Convertible preferred share warrant liabilities included in other liabilities, noncurrent
Temporary Equity [Line Items]
Issued and Outstanding Share Warrants (in shares)			0
Expected dividend yield
Temporary Equity [Line Items]
Warrants measurement inputs					0	0
Common Class A
Temporary Equity [Line Items]
Stock issued, conversion of convertible securities (in shares)		962,940
Issued and Outstanding Share Warrants (in shares)			425,325
Common Class A | Cash Exercise Basis
Temporary Equity [Line Items]
Stock issued, conversion of convertible securities (in shares)		257,521
Common Class B
Temporary Equity [Line Items]
Stock issued, conversion of convertible securities (in shares)		1,925,880
Issued and Outstanding Share Warrants (in shares)			850,650
Common Class B | Cash Exercise Basis
Temporary Equity [Line Items]
Stock issued, conversion of convertible securities (in shares)		515,042
Series E-1
Temporary Equity [Line Items]
Issuance of convertible preferred stock (in shares)	1,433,142	962,940	962,940
Shares issued, price per share (in dollars per share) | $ / shares	$ 25.20
Issued and Outstanding Share Warrants (in shares)				1,433,142